Shareholders' Equity (Details) - USD ($)										12 Months Ended
		Nov. 27, 2024	Oct. 31, 2024	Oct. 30, 2024	Sep. 20, 2024	Mar. 08, 2024	Jan. 26, 2024	Nov. 28, 2022	Aug. 05, 2022	Jun. 30, 2025	Jun. 30, 2024
Shareholders Equity [Line Items]
Pre-split issued										4,000,000
Units issued					4,000,000
Unit issued price per share (in Dollars per share)					$ 3
Validity period of warrant										5 years
Stock reverse split, description										Due to the impact of the stock reverse split on January 14, 2025, the number of shares to be exchanged in the company's above-mentioned issued portfolio needs to be reduced at a ratio of 25 to 1.
Amount of fair value of warrants (in Dollars)					$ 10,559,739					$ 1,314,949	$ 8,413,396
Exercise of warrants (in Dollars)										3,693,843
Fair value of warrants (in Dollars)										104,433
Gain from changes in fair value (in Dollars)										$ 6,761,463
Pre Funded Warrants [Member]
Shareholders Equity [Line Items]
Number of units issued in each unit										1
Pre-funded warrants (in Dollars per share)										$ 0.0001
Series A Warrants [Member]
Shareholders Equity [Line Items]
Number of units issued in each unit										1
Exchanged shares		159,920	139,890
Split shares		3,998,000	3,497,241
Number of remaining unexercised warrants		80
Series B warrants (Member)
Shareholders Equity [Line Items]
Number of units issued in each unit										1
Exchanged shares		139,890
Split shares		3,497,241
Exercise of warrants (in Dollars)		$ 3,693,843
Number of remaining unexercised warrants		20,109
Ordinary Shares [Member]
Shareholders Equity [Line Items]
Issuance of ordinary shares	[1]									160,000	110,400
Amount of fair value of warrants (in Dollars)	[1]									$ 400	$ 276
Exercise of warrants (in Dollars)	[1]									$ 3,584
Box Capital Inc [Member]
Shareholders Equity [Line Items]
Issuance of ordinary shares				13,636
Split shares				340,910
PRC [Member]
Shareholders Equity [Line Items]
Percentage of after tax										10.00%
Percentage of registered capital										50.00%
Statutory reserves (in Dollars)
Restricted net assets of foreign subsidiaries (in Dollars)										$ 755,505	$ 97,935
Class A Ordinary Share [Member]
Shareholders Equity [Line Items]
Authorized share capital										300,000,000	300,000,000
Ordinary shares of par value (in Dollars per share)										$ 0.0025	$ 0.0025
Voting rights held by each shares of common stock									one
Common stock, shares issued										2,205,795	59,880
Number of units issued in each unit										1
Pre-funded warrants (in Dollars per share)										$ 0.6
Class A Ordinary Share [Member] | Series A Warrants [Member]
Shareholders Equity [Line Items]
Pre-funded warrants (in Dollars per share)										$ 3
Class A Ordinary Share [Member] | Ordinary Shares [Member]
Shareholders Equity [Line Items]
Issuance of ordinary shares		799,600	559,559
Split shares		19,990,000	13,988,964
Class A Ordinary Share [Member] | Haoxi’s [Member]
Shareholders Equity [Line Items]
Authorized share capital									6,000,000
Pre-split shares authorized									150,000,000
Ordinary shares of par value (in Dollars per share)									$ 0.0025
Pre-split par value (in Dollars per share)									$ 0.0001
Class A Ordinary Share [Member] | Mr. Lei Xu and Four Other Shareholders [Member]
Shareholders Equity [Line Items]
Common stock, shares issued									309,200
Pre-split issued									7,730,000
Class A Ordinary Share [Member] | Investor [Member]
Shareholders Equity [Line Items]
Common stock, shares issued								179,200
Pre-split issued								4,480,000
Class A Ordinary Share [Member] | Public [Member]
Shareholders Equity [Line Items]
Issuance of ordinary shares					160,000
Split shares					4,000,000
Common Class B [Member]
Shareholders Equity [Line Items]
Authorized share capital										100,000,000	100,000,000
Ordinary shares of par value (in Dollars per share)										$ 0.0025	$ 0.0025
Voting rights held by each shares of common stock									10
Common stock, shares issued										690,800	690,800
Pre-funded warrants (in Dollars per share)										$ 0.0001
Common Class B [Member] | Haoxi’s [Member]
Shareholders Equity [Line Items]
Authorized share capital									2,000,000
Pre-split shares authorized									50,000,000
Ordinary shares of par value (in Dollars per share)									$ 0.0025
Pre-split par value (in Dollars per share)									$ 0.0001
Common Class B [Member] | Mr. Fan Zhen [Member]
Shareholders Equity [Line Items]
Common stock, shares issued									690,800
Pre-split issued									17,270,000
Series A Warrants [Member]
Shareholders Equity [Line Items]
Exchange amount (in Dollars)		$ 918,183
IPO [Member]
Shareholders Equity [Line Items]
Gross proceeds (in Dollars)					$ 12,000,000
IPO [Member] | Class A Ordinary Share [Member] | NASDAQ CAPITAL MARKET [Member]
Shareholders Equity [Line Items]
Pre-split issued							2,400,000
Issuance of ordinary shares							96,000
Over-Allotment Option [Member] | Class A Ordinary Share [Member]
Shareholders Equity [Line Items]
Pre-split issued						360,000
Issuance of ordinary shares						14,400
Common stock, shares issued, price per share (in Dollars per share)						$ 4

[1]	Retrospectively restated for effect of reverse share split on January 14, 2025 (see Note 12).